Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Mr. Schreiber ($) (1)	Summary Compensation Table Total for Mr. Wininger ($) (1)	Compensation Actually Paid to Mr. Schreiber ($) (1) (2)	Compensation Actually Paid to Mr. Wininger ($) (1) (3)	Average Summary Compensation Table Total for Non-PEO NEO's ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4) (5)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in millions) (7)	In Force Premium (IFP) ($ in millions) (8)	Adjusted EBITDA ($ in millions) (9)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (6)
(a)	(b)	(b)	(c)	(c)	(d)	(d)	(f)	(g)	(h)	(i)	(l)
2022	$8,035,801	$8,075,513	$795,789	$835,501	$1,589,734	$(1,160,121)	$17	$141	$(297.8)	$625	$(225)
2021	$21,511,997	$21,511,997	$2,941,997	$2,941,997	$2,019,580	$(8,638,137)	$52	$139	$(241.3)	$380	$(184)
2020	$373,744	$—	$373,744	$—	$763,716	$15,919,657	$151	$123	$(122.3)	$213	$(98)

Company Selected Measure Name	In Force Premium
Named Executive Officers, Footnote [Text Block]	(1) Daniel Schreiber and Shai Wininger served as Co-CEOs in 2021 and 2022. For 2020, Daniel Schreiber served as the sole CEO.Non-PEO NEO's are Tim Bixby, Adina Eckstein, John Peters and Jorge Espinel for 2021 and 2022. For 2020, Non-PEOs were Shai Wininger, Tim Bixby, John Peters and Jorge Espinel.
Peer Group Issuers, Footnote [Text Block]	Total Shareholder Return ("TSR") assumes $100 is invested in the Company's stock as of July 2, 2020 (first day of trading). TSR represents cumulative return over the applicable period. The Peer Group used for this calculation was NASDAQ Insurance Index which is also reported in the Form 10-K in the Market Performance Graph.
Adjustment To PEO Compensation, Footnote [Text Block]
To determine the amounts in column (c) in the PvP table, the following amounts were deducted from and added (as applicable) to Mr. Schreiber’s total compensation as reported in the Summary Compensation Table, in accordance with Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for Mr. Schreiber ($)	Summary Compensation Table Reported Equity Award Value for Mr. Schreiber ($)	Equity Award Adjustments for Mr. Schreiber ($) (1)	Compensation Actually Paid to Mr. Schreiber ($)
2022	$8,035,801	$(7,541,200)	$301,188	$795,789
2021	$21,511,997	$(21,031,500)	$2,461,500	$2,941,997
2020	$373,744	$—	$—	$373,744
(1) Represents the year-over-year change in the fair value of equity awards to Mr. Schreiber as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	$2,453,438	$(2,428,500)	$276,250	$—	$—	$—	$301,188
2021	$2,461,500	$—	$—	$—	$—	$—	$2,461,500
2020	$—	$—	$—	$—	$—	$—	$—
In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options significantly out-of-the-money. The expected-term for options more than 70% out-of-the-money are assumed to be extended from the grant date expected exercise date to the full contractual term. The expected-term for options more than 30%, and less than 70%, out-of-the-money are assumed to be extended from the grant date expected exercise date to the mid-point of the expected exercise date at grant and the full contractual term.
To determine the amounts in column (c) in the PvP table, the following amounts were deducted from and added (as applicable) to Mr. Wininger’s total compensation as reported in the Summary Compensation Table, in accordance with Item 402(v) of Regulation S-K. Note that Mr. Wininger was promoted to Co-CEO in July 2021, and his compensation for 2020 are reflected in the Average Non-CEO Compensation section.

Year	Summary Compensation Table Total for Mr. Wininger ($)	Summary Compensation Table Reported Equity Award Value for Mr. Wininger ($)	Equity Award Adjustments for Mr. Wininger ($) (1)	Compensation Actually Paid to Mr. Wininger ($)
2022	$8,075,513	$(7,541,200)	$301,188	$835,501
2021	$21,511,997	$(21,031,500)	$2,461,500	$2,941,997
2020	$—	$—	$—	$—
(1) Represents the year-over-year change in the fair value of equity awards to Mr. Wininger as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	$2,453,438	$(2,428,500)	$276,250	$—	$—	$—	$301,188
2021	$2,461,500	$—	$—	$—	$—	$—	$2,461,500
2020	$—	$—	$—	$—	$—	$—	$—

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options significantly out-of-the-money. The expected-term for options more than 70% out-of-the-money are assumed to be extended from the grant date expected exercise date to the full contractual term. The expected-term for options more than 30%, and less than 70%, out-of-the-money are assumed to be extended from the grant date expected exercise date to the mid-point of the expected exercise date at grant and the full contractual term.

Non-PEO NEO Average Total Compensation Amount	$ 1,589,734	$ 2,019,580	$ 763,716
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,160,121)	(8,638,137)	15,919,657
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To determine the amounts in column (g) in the PvP table, the following amounts were deducted from and added to (as applicable) our Non-PEO NEO’s average total compensation as reported in the Summary Compensation Table, in accordance with Item 402(v) of Regulation S-K.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Summary Compensation Table Reported Equity Award Value for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$1,589,734	$(977,596)	$(1,772,259)	$(1,160,121)
2021	$2,019,580	$(1,640,499)	$(9,017,218)	$(8,638,137)
2020	$763,716	$(410,202)	$15,566,143	$15,919,657
(1) Represents the average of the year-over-year change in the fair value of equity awards to our Non-PEO NEO’s as summarized below.

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	$350,249	$(1,150,988)	$75,462	$(1,046,982)	$—	$—	$(1,772,259)
2021	$835,826	$(7,594,701)	$117,613	$(2,375,956)	$—	$—	$(9,017,218)
2020	$2,240,461	$11,798,253	$—	$1,527,429	$—	$—	$15,566,143

In the table above, the equity values are computed in accordance with the methodologies used for financial reporting purposes, reflecting updated economic assumptions as of the valuation dates and adjustments to the expected term for options significantly out-of-the-money. The expected-term for options more than 70% out-of-the-money are assumed to be extended from the grant date expected exercise date to the full contractual term. The expected-term for options more than 30%, and less than 70%, out-of-the-money are assumed to be extended from the grant date expected exercise date to the mid-point of the expected exercise date at grant and the full contractual term.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. Lemonade TSR vs. Peer TSR
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. CSM: In Force Premium
Total Shareholder Return Vs Peer Group [Text Block]	CAP vs. Lemonade TSR vs. Peer TSR
Tabular List [Table Text Block]	•In Force Premium •Adjusted EBITDA
Total Shareholder Return Amount	$ 17	52	151
Peer Group Total Shareholder Return Amount	141	139	123
Net Income (Loss)	$ (297,800,000)	$ (241,300,000)	$ (122,300,000)
Company Selected Measure Amount	625	380	213
Additional 402(v) Disclosure [Text Block]	(7) Net Income (Loss) represents GAAP Net Income (Loss) In the audited consolidated financial statements as reported on the Company's Annual Report on Form 10-K. CAP vs. Adjusted EBITDA
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	(225)	(184)	(98)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	In Force Premium
Non-GAAP Measure Description [Text Block]	In Force Premium ("IFP") is a Company selected performance measure, per the requirements of item 402(v) of Regulation S-K.(9) Adjusted EBITDA is a Company selected performance measure, per the requirements of item 402(v) of Regulation S-K. Adjusted EBITDA is a non-GAAP measure. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Item 7 – Non-GAAP Financial Measures in the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2022.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name
Mr. Daniel Schreiber [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,035,801	$ 21,511,997	$ 373,744
PEO Actually Paid Compensation Amount	$ 795,789	2,941,997	373,744
PEO Name	Daniel Schreiber
Mr. Shai Wininger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,075,513	21,511,997	0
PEO Actually Paid Compensation Amount	$ 835,501	2,941,997	0
PEO Name	Shai Wininger
PEO [Member] | Mr. Daniel Schreiber [Member] | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,541,200)	(21,031,500)	0
PEO [Member] | Mr. Daniel Schreiber [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	301,188	2,461,500	0
PEO [Member] | Mr. Daniel Schreiber [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	2,453,438	2,461,500	0
PEO [Member] | Mr. Daniel Schreiber [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	(2,428,500)	0	0
PEO [Member] | Mr. Daniel Schreiber [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	276,250	0	0
PEO [Member] | Mr. Daniel Schreiber [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Mr. Daniel Schreiber [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Mr. Daniel Schreiber [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Mr. Shai Wininger [Member] | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,541,200)	(21,031,500)	0
PEO [Member] | Mr. Shai Wininger [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	301,188	2,461,500	0
PEO [Member] | Mr. Shai Wininger [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	2,453,438	2,461,500	0
PEO [Member] | Mr. Shai Wininger [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	(2,428,500)	0	0
PEO [Member] | Mr. Shai Wininger [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	276,250	0	0
PEO [Member] | Mr. Shai Wininger [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Mr. Shai Wininger [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Mr. Shai Wininger [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(977,596)	(1,640,499)	(410,202)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,772,259)	(9,017,218)	15,566,143
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	350,249	835,826	2,240,461
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	(1,150,988)	(7,594,701)	11,798,253
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	75,462	117,613	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	(1,046,982)	(2,375,956)	1,527,429
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustments To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0